UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09174

Aegis Value Fund, Inc.
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Aegis Financial Corp
6862 Elm Street, Suite 830, McLean, VA 22101
(Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 97.9%
Consumer Discretionary - 20.3%
Auto Components - 1.3%
Superior Industries International, Inc.	109,003	$1,830,160

Distributors - 3.0%
Core-Mark Holding Co., Inc.	94,286	4,100,498

Hotels, Restaurants & Leisure - 3.7%
Bowl America, Inc. Class A	9,481	124,675
Century Casinos, Inc. (1)	805,044	2,350,729
Frisch's Restaurants, Inc.	18,486	514,465
J. Alexander's Corp. (1)	120,010	1,036,887
Luby's, Inc. (1)	230,603	1,178,381
		5,205,137
Household Durables - 5.5%
Bassett Furniture Industries, Inc. (4)	696,005	6,528,527
Retail Holdings N.V. (2)	57,305	1,117,448
		7,645,975
Media - 1.0%
Ballantyne Strong Inc. (1)	60,293	387,684
Fisher Communications, Inc. (1)	32,714	936,929
		1,324,613
Multiline Retail - 1.4%
Duckwall-ALCO Stores, Inc. (1)(4)	231,978	1,906,859

Textiles, Apparel & Luxury Goods - 4.4%
Delta Apparel, Inc. (1)	356,162	5,046,816
Tandy Brands Accessories, Inc (1)	348,892	509,382
Unifi, Inc. (1)	51,248	565,265
		6,121,463
Total Consumer Discretionary		28,134,705

Consumer Staples - 5.9%
Food Products - 0.1%
Thorntons PLC (2)(3)	710,000	217,481

Tobacco - 5.8%
Alliance One International, Inc. (1)	2,780,608	7,980,345
Total Consumer Staples		8,197,826

Energy - 14.8%
Energy Equipment & Services - 4.0%
Hornbeck Offshore Services, Inc. (1)	6,566	219,239
Leader Energy Services Ltd. (1)(3)	175,433	84,926
Noble Corp. (2)	41,700	1,303,959
Patterson-UTI Energy, Inc.	255,050	3,856,356
		5,464,480

Oil, Gas & Consumable Fuels - 10.8%
Endeavour International Corp. (1)	50,058	500,079
Energy Partners Ltd. (1)	360,701	5,695,469
Magnum Hunter Resources, Corp. (1)	579,150	2,333,975
Questerre Energy Corp. (1)(3)	1,593,800	972,159
Tesoro Corp. (1)	191,687	4,240,116
Western Refining, Inc.	64,450	1,246,463
		14,988,261
Total Energy		20,452,741

Financials - 25.1%
Capital Markets - 1.3%
BKF Capital Group, Inc. (1)	63,176	77,075
SWS Group, Inc.	306,613	1,763,025
		1,840,100
Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	18,159

Diversified Financial Services - 3.7%
California First National Bancorp.	342,311	5,179,165

Insurance - 12.8%
American Safety Insurance Holdings Ltd. (1)(2)	317,415	5,700,773
Aspen Insurance Holdings Ltd. (2)	211,200	5,968,512
MBIA Inc. (1)	193,300	1,733,901
White Mountains Insurance Group Ltd (2)	8,300	4,274,666
		17,677,852
Real Estate Investment Trusts - 3.3%
BRT Realty Trust (1)	472,798	3,347,410
CommonWealth REIT	57,775	1,019,728
Scott's Real Estate Investment Trust REIT (2)(3)	11,000	72,954
Vestin Realty Mortgage I, Inc. (1)	26,809	29,490
		4,469,582
Thrifts & Mortgage Finance - 4.0%
B of I Holding, Inc. (1)	291,991	5,483,591
First Federal of Northern Michigan Bancorp, Inc. (1)	35,640	116,543
		5,600,134
Total Financials		34,784,992

Industrials - 15.2%
Aerospace & Defense - 2.8%
The Allied Defense Group, Inc. (1)	1,599	5,037
Sparton Corp. (1)	100,473	894,210
Sypris Solutions, Inc.	496,880	2,931,592
		3,830,839
Airlines - 2.0%
Dart Group PLC (2)(3)	1,681,578	1,715,591
MAIR Holdings, Inc. (1)(4)(5)	1,360,922	-
Republic Airways Holdings, Inc. (1)	190,000	1,029,800
		2,745,391
Commercial Services & Supplies - 0.2%
Versar, Inc. (1)	101,161	310,564

Construction & Engineering - 0.3%
Integrated Electrical Services, Inc. (1)	112,101	372,175

Machinery - 4.9%
Hardinge, Inc.	262,597	2,455,282
Tecumseh Products Co. Class A (1)(4)	513,842	2,415,057
Tecumseh Products Co. Class B (1)(4)	400,369	1,885,738
		6,756,077
Marine - 0.8%
Baltic Trading Ltd. (2)	100,691	372,557
Globus Maritime Ltd. (2)	170,053	615,592
Ultrapetrol (Bahamas) Ltd. (1)(2)	122,617	175,342
		1,163,491
Trading Companies & Distributors - 4.2%
Aircastle Ltd. (2)	521,728	5,796,398
Huttig Building Products, Inc. (1)	90,033	103,538
		5,899,936
Total Industrials		21,078,473

Information Technology - 6.9%
Electronic Equipment, Instruments & Components - 6.2%
Frequency Electronics, Inc. (1)	211,190	1,655,729
Ingram Micro, Inc. Class A (1)	245,900	4,384,397
Sanmina-SCI Corp. (1)	371,490	2,641,294
		8,681,420
IT Services - 0.7%
StarTek, Inc. (1)	298,815	947,244
Total Information Technology		9,628,664

Materials - 8.1%
Chemicals - 3.3%
American Pacific Corp. (1)(4)	534,150	4,625,739

Metals & Mining - 1.6%
Amerigo Resources Ltd. (2)	2,663,300	1,430,192
Horsehead Holding Corp. (1)	78,466	695,209
Mercator Minerals Ltd (1)(2)	9,500	5,738
		2,131,139
Paper & Forest Products - 3.2%
Fibrek, Inc. (1)(2)	2,536,000	2,136,148
Resolute Forest Products (1)	201,453	2,278,433
		4,414,581
Total Materials		11,171,459

Telecommunication Services - –%
Diversified Telecommunication Services - 0.0%
Integrated Telecom Express, Inc. (1)(3)(5)	308,300	-
Total Telecommunication Services		-

Utilities - 1.6%
Independent Power Producers & Energy Traders - 1.6%
GenOn Energy, Inc. (1)	719,646	1,237,791
Maxim Power Corp. (1)(3)	493,200	993,228
Total Utilities		2,231,019

Total Common Stocks (Cost $149,787,187)		135,679,879

Preferred Stocks - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ATP Oil & Gas Corp. (3)	10,600	356,425

Total Preferred Stocks (Cost $1,094,550)		356,425

Warrants - 1.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources, Corp., Exercise Price: $10.50, 08/29/2013 (1)(3)	11,515	-
Total Energy		-

Financials - 1.0%
Insurance - 1.0%
American International Group, Inc., Exercise Price: $45.00, 01/19/2021 (1)	135,279	1,379,846
Total Financials		1,379,846

Total Warrants (Cost $839,944)		1,379,846

Total Investments - 99.1% (Cost $151,721,681)		137,416,150
Other Assets in Excess of Liabiliies - 0.9%		1,217,036
Net Assets - 100.0%		$138,633,186

Percentages are stated as a percent of net assets.

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)
144A − Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(4)	Affiliated Company − The fund is owner of more than 5% of the outstanding voting securities.
(5)	Company is in liquidation and security is being fair valued according to policies and procedures.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

At May 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	151,721,681
Gross unrealized appreciation	19,676,930
Gross unrealized depreciation	(33,982,461)
Unrealized appreciation on foreign currency	-
Net unrealized depreciation on investments	(14,305,531)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Portfolio Characteristics
May 31, 2012
(Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stock		97.9%
Aerospace & Defense	2.8%
Commercial Services & Supplies	0.2%
Airlines	2.0%
Auto Components	1.3%
Capital Markets	1.3%
Chemicals	3.3%
Commercial Banks	0.0%
Construction & Engineering	0.3%
Distributors	3.0%
Diversified Financial Services	3.7%
Diversified Telecommunication Services	0.0%
Electronic Equipment, Instruments & Components	6.2%
Energy Equipment & Services	4.0%
Food Products	0.1%
Hotels, Restaurants & Leisure	3.7%
Household Durables	5.5%
Independent Power Producers & Energy Traders	1.6%
Insurance	12.8%
IT Services	0.7%
Machinery	4.9%
Marine	0.8%
Media	1.0%
Metals & Mining	1.6%
Multiline Retail	1.4%
Oil, Gas & Consumable Fuels	10.8%
Paper & Forest Products	3.2%
Real Estate Investment Trusts	3.3%
Textiles, Apparel & Luxury Goods	4.4%
Thrifts & Mortgage Finance	4.0%
Tobacco	5.8%
Trading Companies & Distributors	4.2%
Preferred Stock		0.2%
Oil, Gas & Consumable Fuels	0.2%
Warrants*		1.0%
Oil, Gas & Consumable Fuels	0.0%
Insurance	1.0%
Liabilities Less Other Assets		0.9%
Total Net Assets		100.0%

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Fund at year-end are noted in the Fund’s schedule of portfolio investments. Transactions during the semiannual period ended May 31, 2012 with companies which are or were affiliates are as follows:

	Value Beginning of Period	Purchases	Sale Proceeds	Realized Gain/Loss	Dividends Credited to Income	Value End of Period
American Pacific Corp.	$3,952,710	$-	$-	$-	$-	$4,625,739
Bassett Furniture Industries Inc.	6,747,233	-	2,454,746	(565,493)	543,462	6,528,527
Duckwall-ALCO Stores Inc.	2,201,471	-	-	-	-	1,906,859
MAIR Holdings, Inc.	-	-	-	-	-	-
Tandy Brands Accessories Inc.*	610,561	-	-	-	-	-
Tecumseh Products Co Class A**	1,137,796	1,299,846	-	-	-	2,415,057
Tecumseh Products Co Class B	3,179,783	6,472	-	-	-	1,885,738
	$17,829,554	$1,306,318	$2,454,746	$(565,493)	$543,462	$17,361,920

* Security is no longer an affiliate due ton an increase in the outstanding shares of the issuing company.
** Class A shares of Tecumseh Products Co. did not reflect affiliated status as of August 31, 2011 or May 31, 2012. Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products Co. remains an affiliated company of Aegis Value Fund.

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the ‘‘Advisor’’) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (‘‘NAV’’) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at May 31, 2012

In accordance with the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosure, fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, Preferred stocks, and Warrants. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2. Certain securities, such as Warrants, whose absence of an active market and whose value is determined by terms of issuance or a relationship to other securities or indexes is consistent with a modeled approach to observable inputs. Such valuation is generally characterized as a Level 2 of the fair value hierarchy.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2012, there were no significant transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers between levels of the hierarchy on the date of transfer. The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	28,134,705	-	-	28,134,705
Consumer Staples	8,197,826	-	-	8,197,826
Energy	20,452,741	-	-	20,452,741
Financials	34,784,992	-	-	34,784,992
Industrials	21,078,473	-	-	21,078,473
Information Technology	9,628,664	-	-	9,628,664
Materials	11,171,459	-	-	11,171,459
Telecommunication Services	-	-	-	-
Utilities	2,231,019	-	-	2,231,019
Preferred Stock
Energy	-	356,425	-	356,425
Warrants
Energy	-	-	-	-
Financials	1,379,846	-	-	1,379,846
Total	137,059,725	356,425	-	137,416,150

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended 5/31/2012
Beginning Balance as of 8/31/11	$3,083
Unrealized gain included in earnings	-
Unrealized losses included in earnings	(3,083)
Realized gain included in earnings	-
Realized losses included in earnings	-
Purchase	-
Sales	-
Transfer into Level 3 during the year	-
Transfer out of Level 3 during the year	-
Ending Balance as of 5/31/12	$-

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis Value Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal  Executive Officer and Principal Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Aegis Value Fund, Inc.

By     /s/ Scott L. Barbee
                Scott L. Barbee, President

Date     7/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Scott L. Barbee
                Scott L. Barbee, President

Date     7/23/2012

By     /s/ Sarah Q. Zhang
                Sarah Q. Zhang, Treasurer

Date     7/23/2012